Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative	¥ 431,913	$ 67,776	¥ 392,816	¥ 267,033
Total operating expenses	4,467,298	701,016	4,722,247	6,682,973
Investment income (loss)	(27,589)	(4,330)
Interest income	3,174	498	10,419	48,440
Interest expense	(35,477)	(5,567)	(38,143)	(26,878)
Foreign exchange related gains, net	(1)		(7,183)	1,868
Other income/(expenses), net	27,637	4,337	(7,310)	9,050
Loss before income taxes	(1,233,931)	(193,631)	(1,106,174)	(2,684,425)
Provision for income taxes	(3,050)	(479)	1,008	(4,843)
Net loss	(1,240,200)	(194,611)	(1,105,166)	(2,689,268)
Gains on repurchase of convertible redeemable preferred shares of a subsidiary			14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,348,513)	(211,611)	(1,137,874)	(2,709,229)
Net loss	(1,240,200)	(194,611)	(1,105,166)	(2,689,268)
Foreign currency translation adjustment, net of nil tax	44,690	7,013	102,254	(1,505)
Comprehensive loss attributable to Qutoutiao Inc.	(1,194,927)	(187,510)	(1,002,185)	(2,690,186)
Parent Company
Operating expenses:
General and administrative	(208,594)	(32,733)	(471,730)	(287,027)
Total operating expenses	(208,594)	(32,733)	(471,730)	(287,027)
Loss from operations	(208,594)	(32,733)	(471,730)	(287,027)
Interest income			2,819	44,271
Interest expense	(30,683)	(4,814)	(36,774)	(26,878)
Foreign exchange related gains, net			(7)
Other income/(expenses), net	(41)	(6)	(42)
Loss from subsidiaries and VIEs	(972,710)	(152,640)	(598,705)	(2,419,047)
Loss before income taxes	(1,239,617)	(194,523)	(1,104,439)	(2,688,681)
Provision for income taxes	0	0
Net loss	(1,239,617)	(194,523)	(1,104,439)	(2,688,681)
Accretion to convertible redeemable preferred shares redemption value
Gains on repurchase of convertible redeemable preferred shares of a subsidiary			14,842
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,348,513)	(211,611)	(1,137,874)	(2,709,229)
Net loss	(1,239,617)	(194,523)	(1,104,439)	(2,688,681)
Foreign currency translation adjustment, net of nil tax	44,690	7,013	102,254	(1,505)
Comprehensive loss attributable to Qutoutiao Inc.	(1,194,927)	(187,510)	(1,002,185)	(2,690,186)
Parent Company | Subsidiary
Operating expenses:
Accretion to convertible redeemable preferred shares redemption value	¥ (108,896)	$ (17,088)	¥ (48,277)	¥ (20,548)